Income Taxes - Provision for Income Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Current taxes	$ 10	$ 11
Deferred taxes	(91)	34
Provision for (recovery of) income taxes	$ (81)	$ 45